UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Semiannual Report

January 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2017

Eaton Vance

Hexavest Equity Funds

Table of Contents

Performance and Fund Profile

Hexavest Emerging Markets Equity Fund	2
Hexavest Global Equity Fund	3
Hexavest International Equity Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Officers and Trustees	52

Important Notices	53

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2017

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	1.22%	16.47%	—	–1.93%
Class A with 5.75% Maximum Sales Charge	—	—	–4.59	9.82	—	–3.23
Class I at NAV	08/29/2012	08/29/2012	1.32	16.62	—	–1.70
MSCI Emerging Markets Index	—	—	4.92%	25.41%	0.18%	1.28%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					4.38%	4.13%
Net					1.51	1.26

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Top 10 Holdings (% of net assets)5,6

E-mini MSCI Emerging Markets Index Futures Contracts	5.4%

iShares MSCI India ETF	4.8

Samsung Electronics Co., Ltd.	3.9

China Mobile, Ltd.	3.5

Tencent Holdings, Ltd.	3.5

iShares India 50 ETF	2.8

Alibaba Group Holding, Ltd. ADR	2.5

Taiwan Semiconductor Manufacturing Co., Ltd.	2.2

Tenaga Nasional Bhd	1.4

Korea Electric Power Corp.	1.3

Total	31.3%

Geographic Allocation (% of net assets)4,5,6

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Christian Crête, CFA and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	1.04%	15.83%	—	8.91%
Class A with 5.75% Maximum Sales Charge	—	—	–4.77	9.21	—	7.46
Class C at NAV	12/01/2016	08/29/2012	0.90	15.67	—	8.87
Class C with 1% Maximum Sales Charge	—	—	–0.07	14.67	—	8.87
Class I at NAV	08/29/2012	08/29/2012	1.15	16.15	—	9.17
MSCI World Index	—	—	4.95%	17.11%	9.85%	9.97%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.45%	2.20%	1.20%
Net				1.24	1.99	0.99

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

E-mini MSCI Emerging Markets Index Futures Contracts	3.0%

Apple, Inc.	2.9

VanEck Vectors Gold Miners ETF	2.9

Pfizer, Inc.	2.1

Johnson & Johnson	2.0

AT&T, Inc.	1.8

Wal-Mart Stores, Inc.	1.5

Dollar Tree, Inc.	1.4

iShares MSCI Japan ETF	1.3

Cisco Systems, Inc.	1.2

Total	20.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Christian Crête, CFA and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	08/29/2012	08/29/2012	1.02%	9.68%	—	4.54%
Class A with 5.75% Maximum Sales Charge	—	—	–4.80	3.35	—	3.15
Class I at NAV	08/29/2012	08/29/2012	1.15	9.89	—	4.80
MSCI EAFE Index	—	—	3.49%	12.03%	6.03%	6.40%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.16%	2.91%
Net					1.28	1.03

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

VanEck Vectors Gold Miners ETF	3.5%

Nestle SA	2.1

Euro Stoxx 50 Index Futures Contracts	2.1

Roche Holding AG PC	2.0

Novartis AG	1.7

Randgold Resources, Ltd.	1.2

HSBC Holdings PLC	1.1

GlaxoSmithKline PLC	1.1

iShares MSCI Australia ETF	1.1

iShares MSCI Emerging Markets ETF	1.1

Total	17.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.
[6]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Board of Trustees of Eaton Vance Growth Trust, on behalf of its series Eaton Vance Hexavest Emerging Markets Equity Fund (the “Fund”), has approved the liquidation of the Fund, which is expected to take place on or about March 31, 2017. On February 28, 2017, the Fund discontinued all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries and (b) that have selected the Fund prior to the close of business on February 28, 2017. Effective March 24, 2017, shares of the Fund will no longer be available for purchase or exchange.

5

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017) for Class A and Class I for each Fund and (December 1, 2016 – January 31, 2017) for Class C of Eaton Vance Hexavest Global Equity Fund.

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Emerging Markets Equity Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.20	$7.35	**	1.45%
Class I	$1,000.00	$1,013.20	$6.09	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.38	**	1.45%
Class I	$1,000.00	$1,019.20	$6.11	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Fund Expenses — continued

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,010.40	$5.98	***	1.18%
Class C	$1,000.00	$1,040.30	$3.34	***	1.93%
Class I	$1,000.00	$1,011.50	$4.72	***	0.93%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$6.01	***	1.18%
Class C	$1,000.00	$1,015.50	$9.80	***	1.93%
Class I	$1,000.00	$1,020.50	$4.74	***	0.93%

*	Class C had not commenced operations on August 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 62/365 for Class C (to reflect the period from the commencement of operations on December 1, 2016 to January 31, 2017). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016 (December 1, 2016 for Class C).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016 (December 1, 2016 for Class C).

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.20	$6.08	**	1.20%
Class I	$1,000.00	$1,011.50	$4.82	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11	**	1.20%
Class I	$1,000.00	$1,020.40	$4.84	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

7

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 80.9%

Security	Shares	Value

Brazil — 1.9%
AMBEV SA	9,237	$50,419
Embraer SA	8,200	46,841

		$97,260

Chile — 0.9%
Cencosud SA	3,086	$8,993
Enel Americas SA	26,256	4,696
Enel Americas SA ADR	868	7,838
Enel Generacion Chile SA	15,930	10,249
S.A.C.I. Falabella	1,811	14,679

		$46,455

China — 21.3%
Alibaba Group Holding, Ltd. ADR(1)	1,257	$127,347
Baidu, Inc. ADR(1)	229	40,091
Beijing Enterprises Holdings, Ltd.	3,500	17,447
Belle International Holdings, Ltd.	22,000	13,410
China Communications Construction Co., Ltd., Class H	19,000	22,868
China Life Insurance Co., Ltd., Class H	6,000	16,527
China Mengniu Dairy Co., Ltd.	18,000	33,600
China Mobile, Ltd.	15,952	179,502
China Pacific Insurance (Group) Co., Ltd., Class H	4,000	14,208
China Petroleum & Chemical Corp., Class H	22,000	17,378
China Resources Power Holdings Co., Ltd.	6,000	10,305
China Telecom Corp., Ltd., Class H	78,000	36,827
China Unicom (Hong Kong), Ltd.	32,000	37,770
CRRC Corp., Ltd., Class H	8,000	7,785
Dongfeng Motor Group Co., Ltd., Class H	16,000	16,962
ENN Energy Holdings, Ltd.	6,000	29,580
Fosun International, Ltd.	12,500	18,972
Great Wall Motor Co., Ltd., Class H	22,000	22,044
Guangdong Investment, Ltd.	46,000	57,082
Hengan International Group Co., Ltd.	6,000	49,123
Huaneng Power International, Inc., Class H	14,000	9,082
Jiangxi Copper Co., Ltd., Class H	6,000	10,362
PICC Property & Casualty Co., Ltd., Class H	6,000	9,070
Ping An Insurance (Group) Co. of China, Ltd., Class H	7,000	35,908
Sinopharm Group Co., Ltd., Class H	6,800	31,075
Tencent Holdings, Ltd.	6,800	177,788
Tingyi (Cayman Islands) Holding Corp.	12,000	13,641
Want Want China Holdings, Ltd.	31,000	22,117
Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,000	5,697

		$1,083,568

Security	Shares	Value

Czech Republic — 0.4%
CEZ AS	1,219	$20,879

		$20,879

India — 3.5%
Dr. Reddy’s Laboratories, Ltd. ADR	237	$10,712
Infosys, Ltd. ADR	4,475	61,621
Reliance Industries, Ltd. GDR(2)	1,264	39,184
State Bank of India GDR(3)	667	25,880
Wipro, Ltd. ADR	4,295	39,643

		$177,040

Indonesia — 3.1%
Bank Central Asia Tbk PT	43,500	$49,858
Bank Mandiri Persero Tbk PT	30,000	24,503
Bank Negara Indonesia Persero Tbk PT	22,000	9,400
Bank Rakyat Indonesia Persero Tbk PT	37,500	32,928
Gudang Garam Tbk PT	1,500	6,936
Perusahaan Gas Negara Persero Tbk PT	88,000	19,005
Telekomunikasi Indonesia Persero Tbk PT	60,500	17,538

		$160,168

Malaysia — 4.5%
AMMB Holdings Bhd	18,300	$18,922
Axiata Group Bhd	9,300	9,938
CIMB Group Holdings Bhd	12,800	14,368
Malayan Banking Bhd	15,800	29,322
Petronas Gas Bhd	3,300	15,576
Public Bank Bhd	11,300	51,274
Sime Darby Bhd	7,700	15,482
Tenaga Nasional Bhd	23,824	72,010

		$226,892

Mexico — 5.3%
Alfa SAB de CV, Series A	8,000	$10,381
America Movil SAB de CV, Series L	91,637	57,654
Coca-Cola Femsa SAB de CV, Series L	2,892	17,918
Fibra Uno Administracion SA de CV	7,000	10,030
Fomento Economico Mexicano SAB de CV, Series UBD	7,374	55,541
Grupo Bimbo SAB de CV, Series A	4,300	9,483
Grupo Financiero Banorte SAB de CV, Class O	4,700	22,527
Grupo Financiero Inbursa SAB de CV, Class O	7,500	11,149
Grupo Televisa SAB, Series CPO	3,000	13,404
Wal-Mart de Mexico SAB de CV, Series V	34,800	61,578

		$269,665

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland — 3.0%
Bank Pekao SA	1,751	$59,238
Bank Zachodni WBK SA	90	7,756
PGE SA	14,081	38,448
Polski Koncern Naftowy ORLEN SA	958	19,441
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,796	29,123

		$154,006

Russia — 0.2%
Magnit PJSC GDR(3)	308	$11,306

		$11,306

South Africa — 3.2%
AngloGold Ashanti, Ltd.(1)	1,738	$22,086
Gold Fields, Ltd.	4,648	16,072
MTN Group, Ltd.	3,888	36,255
Naspers, Ltd., Class N	391	62,291
Sasol, Ltd.	496	14,797
Sibanye Gold, Ltd.	5,701	12,890

		$164,391

South Korea — 19.9%
AMOREPACIFIC Corp.	63	$17,195
E-MART, Inc.	127	22,233
Hana Financial Group, Inc.	1,090	32,319
Hankook Tire Co., Ltd.	221	10,785
Hyundai Department Store Co., Ltd.	112	9,265
Hyundai Glovis Co., Ltd.	77	10,311
Hyundai Marine & Fire Insurance Co., Ltd.	1,086	28,146
Hyundai Mobis Co., Ltd.	186	38,695
Hyundai Motor Co.	468	56,342
Industrial Bank of Korea	930	10,159
KB Financial Group, Inc.	962	38,928
KCC Corp.	32	9,567
Kia Motors Corp.	1,041	32,628
Korea Electric Power Corp.	1,844	67,533
KT Corp.	737	18,652
KT&G Corp.	395	34,216
LG Chem, Ltd.	78	17,589
LG Corp.	420	21,429
LG Electronics, Inc.	374	17,873
LG Uplus Corp.	1,220	11,983
Lotte Chemical Corp.	104	33,702
Naver Corp.	24	15,677
POSCO	130	30,384
Samsung Electronics Co., Ltd.	116	197,290

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co., Ltd., PFC Shares	25	$33,787
Samsung Fire & Marine Insurance Co., Ltd.	226	52,361
Samsung Life Insurance Co., Ltd.	134	12,804
Shinhan Financial Group Co., Ltd.	1,347	53,236
SK Holdings Co., Ltd.	53	9,875
SK Hynix, Inc.	402	18,566
SK Telecom Co., Ltd. ADR	2,396	51,514

		$1,015,044

Taiwan — 8.2%
Cathay Financial Holding Co., Ltd.	35,165	$53,552
Chunghwa Telecom Co., Ltd.	19,330	63,049
CTBC Financial Holding Co., Ltd.	68,587	39,068
Far Eastern New Century Corp.	15,024	12,522
Formosa Plastics Corp.	5,000	14,447
Fubon Financial Holding Co., Ltd.	31,000	50,383
Nan Ya Plastics Corp.	12,000	28,267
President Chain Store Corp.	2,000	14,960
Taiwan Cooperative Financial Holding Co., Ltd.	32,902	15,035
Taiwan Semiconductor Manufacturing Co., Ltd.	18,565	110,626
Uni-President Enterprises Corp.	10,000	17,154

		$419,063

Thailand — 2.2%
Advanced Info Service PCL(4)	5,400	$24,391
Advanced Info Service PCL	3,200	14,454
Airports of Thailand PCL	900	10,599
BTS Group Holdings PCL(4)	41,391	9,819
Kasikornbank PCL(4)	1,800	9,645
Siam Cement PCL (The)	2,400	34,499
Siam Commercial Bank PCL (The)	2,200	9,439

		$112,846

Turkey — 3.3%
BIM Birlesik Magazalar AS	597	$8,522
Haci Omer Sabanci Holding AS	6,348	16,808
KOC Holding AS	8,398	33,830
Tupras-Turkiye Petrol Rafinerileri AS	878	19,087
Turkcell Iletisim Hizmetleri AS(1)	11,663	35,078
Turkiye Garanti Bankasi AS	13,030	28,782
Turkiye Halk Bankasi AS	7,861	23,427

		$165,534

Total Common Stocks (identified cost $4,222,169)		$4,124,117

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 7.9%

Security	Shares	Value

Equity Funds — 7.9%
iShares India 50 ETF	4,837	$141,337
iShares MSCI Chile Capped ETF	102	3,966
iShares MSCI Emerging Markets ETF	121	4,518
iShares MSCI India ETF	8,551	242,506
VanEck Vectors Gold Miners ETF	519	12,420

Total Exchange-Traded Funds (identified cost $417,552)		$404,747

Short-Term Investments — 9.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(5)	477,712	$477,760

Total Short-Term Investments (identified cost $477,785)		$477,760

Total Investments — 98.2% (identified cost $5,117,506)		$5,006,624

Other Assets, Less Liabilities — 1.8%		$94,195

Net Assets — 100.0%		$5,100,819

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $39,184 or 0.8% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $37,186 or 0.7% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.4%	$936,053
Information Technology	16.1	822,436
Telecommunication Services	11.7	594,605
Consumer Staples	8.9	454,935
Utilities	7.1	362,283
Consumer Discretionary	6.0	308,378
Industrials	5.2	263,425
Materials	4.6	235,095
Energy	1.9	95,090
Other (less than 1.0% each)	1.0	51,817

Comment Stocks	80.9%	$4,124,117
Exchange-Traded Funds	7.9	404,747
Short-Term Investments	9.4	477,760

Total Investments	98.2%	$5,006,624

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	23,299	USD	17,741	State Street Bank and Trust Company	3/15/17	$172	$—
CZK	1,438,178	USD	55,961	State Street Bank and Trust Company	3/15/17	1,644	—
EUR	15,021	USD	15,982	State Street Bank and Trust Company	3/15/17	262	—
MXN	383,669	USD	17,506	State Street Bank and Trust Company	3/15/17	784	—
MXN	4,335,834	USD	211,858	State Street Bank and Trust Company	3/15/17	—	(5,159)
PLN	78,866	USD	19,154	State Street Bank and Trust Company	3/15/17	526	—
TRY	234,385	USD	60,898	State Street Bank and Trust Company	3/15/17	510	—
USD	65,626	CZK	1,662,632	State Street Bank and Trust Company	3/15/17	—	(969)
USD	25,565	MXN	523,401	State Street Bank and Trust Company	3/15/17	614	—
USD	15,373	MXN	313,973	State Street Bank and Trust Company	3/15/17	405	—
USD	17,956	MXN	373,033	State Street Bank and Trust Company	3/15/17	172	—

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,369	MXN	135,595	State Street Bank and Trust Company	3/15/17	$—	$(95)
USD	24,094	MXN	515,787	State Street Bank and Trust Company	3/15/17	—	(495)
USD	107,638	PLN	453,684	State Street Bank and Trust Company	3/15/17	—	(5,575)
USD	227,504	TRY	809,939	State Street Bank and Trust Company	3/15/17	15,304	—
USD	12,459	ZAR	170,000	State Street Bank and Trust Company	3/15/17	—	(65)
USD	14,821	ZAR	212,213	State Street Bank and Trust Company	3/15/17	—	(813)
ZAR	648,259	USD	46,581	State Street Bank and Trust Company	3/15/17	1,177	—
ZAR	1,961,379	USD	143,779	State Street Bank and Trust Company	3/15/17	718	—
ZAR	149,124	USD	10,512	State Street Bank and Trust Company	3/15/17	474	—
BRL	915,713	USD	268,451	State Street Bank and Trust Company	3/22/17	18,562	—
BRL	44,007	USD	13,247	State Street Bank and Trust Company	3/22/17	546	—
CLP	31,194,616	USD	46,061	State Street Bank and Trust Company	3/22/17	1,882	—
CNY	252,954	USD	35,957	State Street Bank and Trust Company	3/22/17	686	—
CNY	130,838	USD	18,449	State Street Bank and Trust Company	3/22/17	505	—
CNY	1,534,320	USD	222,310	State Street Bank and Trust Company	3/22/17	—	(49)
COP	72,073,007	USD	23,739	State Street Bank and Trust Company	3/22/17	699	—
INR	9,344,349	USD	136,394	State Street Bank and Trust Company	3/22/17	1,272	—
KRW	161,827,962	USD	139,117	State Street Bank and Trust Company	3/22/17	1,437	—
PEN	51,330	USD	14,963	State Street Bank and Trust Company	3/22/17	652	—
PHP	2,709,145	USD	53,593	State Street Bank and Trust Company	3/22/17	765	—
RUB	11,453,404	USD	184,450	State Street Bank and Trust Company	3/22/17	4,020	—
RUB	766,830	USD	12,323	State Street Bank and Trust Company	3/22/17	296	—
TWD	7,634,466	USD	235,923	State Street Bank and Trust Company	3/22/17	9,625	—
USD	27,571	BRL	94,101	State Street Bank and Trust Company	3/22/17	—	(1,923)
USD	62,363	CLP	42,082,625	State Street Bank and Trust Company	3/22/17	—	(2,313)
USD	77,954	CNY	543,264	State Street Bank and Trust Company	3/22/17	—	(743)
USD	338,723	CNY	2,385,289	State Street Bank and Trust Company	3/22/17	—	(6,809)
USD	53,704	IDR	733,592,123	State Street Bank and Trust Company	3/22/17	—	(993)
USD	30,368	INR	2,078,674	State Street Bank and Trust Company	3/22/17	—	(257)
USD	20,875	KRW	24,928,373	State Street Bank and Trust Company	3/22/17	—	(777)
USD	632,375	KRW	754,865,961	State Street Bank and Trust Company	3/22/17	—	(23,257)
USD	175,468	MYR	788,553	State Street Bank and Trust Company	3/22/17	—	(2,062)
USD	5,218	THB	188,230	State Street Bank and Trust Company	3/22/17	—	(125)
USD	22,328	TWD	715,164	State Street Bank and Trust Company	3/22/17	—	(674)
USD	186,619	TWD	5,985,608	State Street Bank and Trust Company	3/22/17	—	(5,897)

						$63,709	$(59,050)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	6	Long	Mar-17	$267,045	$274,530	$7,485

						$7,485

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 77.7%

Security	Shares	Value

Australia — 2.2%
AGL Energy, Ltd.	7,542	$129,327
Australia and New Zealand Banking Group, Ltd.	3,206	71,232
Caltex Australia, Ltd.	4,869	105,670
Coca-Cola Amatil, Ltd.	12,656	93,595
Commonwealth Bank of Australia	1,222	75,715
CSL, Ltd.	167	14,237
Dexus Property Group	4,278	29,143
Flight Centre Travel Group, Ltd.	1,046	23,783
Goodman Group	3,337	17,524
GPT Group (The)	3,249	11,538
Insurance Australia Group, Ltd.	33,073	144,742
LendLease Group	1,004	10,736
Mirvac Group	24,218	37,305
National Australia Bank, Ltd.	3,373	77,566
Newcrest Mining, Ltd.	17,755	291,167
QBE Insurance Group, Ltd.	11,967	113,533
Rio Tinto, Ltd.	894	45,352
Scentre Group	11,994	40,023
Stockland	10,131	33,431
Telstra Corp., Ltd.	26,311	99,825
TPG Telecom, Ltd.	12,175	59,811
Vicinity Centres	5,607	12,166
Wesfarmers, Ltd.	7,407	226,278
Westfield Corp.	3,474	23,159
Westpac Banking Corp.	2,777	66,852
Woolworths, Ltd.	4,239	79,110

		$1,932,820

Belgium — 0.4%
Colruyt SA	357	$17,472
KBC Group NV	1,922	124,828
Proximus SA	3,374	96,900
UCB SA	1,056	72,938

		$312,138

Brazil — 0.1%
AMBEV SA ADR	8,818	$47,529
Cia Brasileira de Distribuicao ADR, PFC Shares	959	17,588
Cia Energetica de Minas Gerais ADR	4,900	13,916

		$79,033

Security	Shares	Value

Canada — 1.7%
Agnico Eagle Mines, Ltd.	5,233	$249,614
Barrick Gold Corp., New York Shares	21,346	393,620
Detour Gold Corp.(1)	4,888	66,300
Eldorado Gold Corp., New York Shares(1)	20,571	72,616
Goldcorp, Inc.	15,010	242,712
Kinross Gold Corp.(1)	46,790	182,481
New Gold, Inc.(1)	18,999	50,727
Rogers Communications Inc., Class B	4,073	176,692
Yamana Gold, Inc., New York Shares	24,799	82,085

		$1,516,847

Chile — 0.1%
Enel Americas SA ADR	2,592	$23,406
Enel Chile SA ADR	4,302	20,735

		$44,141

China — 0.6%
Belle International Holdings, Ltd.	16,000	$9,753
China Construction Bank Corp., Class H	50,000	37,069
China Mengniu Dairy Co., Ltd.	10,000	18,667
China Mobile, Ltd.	8,500	95,647
China Resources Beer Holdings Co., Ltd.(1)	4,000	8,124
China Shenhua Energy Co., Ltd., Class H	7,000	14,793
China Telecom Corp., Ltd., Class H	26,000	12,276
China Unicom (Hong Kong), Ltd.	28,000	33,049
Dongfeng Motor Group Co., Ltd., Class H	12,000	12,722
ENN Energy Holdings, Ltd.	2,000	9,860
Geely Automobile Holdings, Ltd.	40,000	47,277
Guangdong Investment, Ltd.	38,000	47,154
Hengan International Group Co., Ltd.	5,000	40,936
Industrial & Commercial Bank of China, Ltd., Class H	49,000	29,958
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	15,389
Tencent Holdings, Ltd.	1,600	41,833
Tingyi (Cayman Islands) Holding Corp.	10,000	11,367
Want Want China Holdings, Ltd.	28,000	19,977

		$505,851

Denmark — 0.4%
Coloplast A/S, Class B	1,244	$89,201
Novo Nordisk A/S, Class B	4,769	172,351
TDC A/S(1)	19,513	102,816

		$364,368

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France — 1.3%
AXA SA	471	$11,576
BNP Paribas SA	3,655	233,817
Compagnie Generale des Etablissements Michelin, Class B	562	60,377
Sanofi	2,526	203,031
Societe Generale SA	3,510	171,595
Sodexo SA	904	99,966
Total SA	4,297	217,408
Veolia Environnement SA	2,940	50,078
Vivendi SA	7,263	133,175

		$1,181,023

Germany — 1.9%
adidas AG	873	$137,764
Allianz SE	1,359	230,981
BASF SE	754	72,786
Bayerische Motoren Werke AG	1,561	142,535
Continental AG	559	109,432
Daimler AG	2,922	219,754
Deutsche Post AG	277	9,298
Deutsche Telekom AG	11,940	209,034
Merck KGaA	1,070	118,055
Muenchener Rueckversicherungs-Gesellschaft AG	697	131,249
SAP SE	357	32,648
Siemens AG	1,967	254,448

		$1,667,984

Hong Kong — 0.3%
AIA Group, Ltd.	26,302	$162,845
CK Hutchison Holdings, Ltd.	5,000	59,926

		$222,771

India — 0.1%
HDFC Bank, Ltd. ADR	1,575	$108,565
Infosys, Ltd. ADR	1,829	25,185

		$133,750

Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	1,722	$57,567

		$57,567

Italy — 2.6%
Assicurazioni Generali SpA	24,692	$394,012
Atlantia SpA	6,130	139,701
CNH Industrial NV	10,317	91,653

Security	Shares	Value

Italy (continued)
Enel SpA	108,186	$452,286
ENI SpA	6,108	93,916
Fiat Chrysler Automobiles NV(1)	17,236	188,725
Intesa Sanpaolo SpA	165,676	389,150
Leonardo SpA(1)	4,594	59,186
Luxottica Group SpA	2,024	108,674
Telecom Italia SpA(1)	218,802	188,151
UniCredit SpA	6,913	188,702

		$2,294,156

Japan — 8.7%
Aeon Co., Ltd.	1,000	$14,453
ANA Holdings, Inc.	63,000	187,128
Asahi Group Holdings, Ltd.	2,200	77,417
Astellas Pharma, Inc.	6,500	87,242
Bridgestone Corp.	2,000	73,352
Central Japan Railway Co.	500	80,793
Chubu Electric Power Co., Inc.	10,700	142,851
Dai-ichi Life Holdings, Inc.	10,860	196,880
Daiichi Sankyo Co., Ltd.	800	17,898
Daiwa House Industry Co., Ltd.	1,000	27,082
Denso Corp.	1,300	56,296
East Japan Railway Co.	1,100	99,613
Electric Power Development Co., Ltd.	1,400	32,540
FANUC Corp.	300	58,898
Fuji Heavy Industries, Ltd.	3,500	140,056
Hitachi, Ltd.	9,000	51,529
Honda Motor Co., Ltd.	5,900	175,577
Isuzu Motors, Ltd.	4,300	57,697
ITOCHU Corp.	4,900	67,502
Japan Airlines Co., Ltd.	5,600	178,322
Japan Tobacco, Inc.	4,600	148,375
Kajima Corp.	32,000	223,035
Kansai Electric Power Co., Inc. (The)(1)	12,900	137,853
Kao Corp.	2,000	98,969
KDDI Corp.	12,800	343,915
Keyence Corp.	200	77,673
Lawson, Inc.	1,000	72,993
Marubeni Corp.	11,000	66,929
Mazda Motor Corp.	7,600	111,842
Mitsubishi Corp.	2,500	56,475
Mitsubishi Electric Corp.	1,000	15,219
Mitsubishi Estate Co., Ltd.	6,000	114,204
Mitsubishi UFJ Financial Group, Inc.	62,700	401,501
Mitsui Fudosan Co., Ltd.	5,000	115,436
Mizuho Financial Group, Inc.	142,100	263,679

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings, Inc.	1,700	$56,871
Murata Manufacturing Co., Ltd.	300	40,405
Nippon Telegraph & Telephone Corp.	6,500	287,120
Nissan Motor Co., Ltd.	14,100	139,494
NTT DoCoMo, Inc.	12,300	294,094
Obayashi Corp.	21,400	203,860
ORIX Corp.	4,600	69,401
Panasonic Corp.	6,300	65,551
Resona Holdings, Inc.	34,720	187,977
Ryohin Keikaku Co., Ltd.	300	56,237
Seven & i Holdings Co., Ltd.	2,600	103,814
Shimizu Corp.	12,000	110,296
Shin-Etsu Chemical Co., Ltd.	1,000	86,271
SMC Corp.	200	54,596
Sompo Holdings, Inc.	1,600	57,936
Sony Corp.	6,100	184,694
Sumitomo Corp.	4,500	56,411
Sumitomo Metal Mining Co., Ltd.	1,000	13,548
Sumitomo Mitsui Financial Group, Inc.	7,600	298,163
Sumitomo Mitsui Trust Holdings, Inc.	4,500	167,730
Sumitomo Realty & Development Co., Ltd.	2,000	54,103
Suzuki Motor Corp.	1,300	50,171
T&D Holdings, Inc.	7,100	105,183
Taisei Corp.	25,000	177,589
Takeda Pharmaceutical Co., Ltd.	2,000	83,771
Tokio Marine Holdings, Inc.	2,000	83,388
Tokyu Fudosan Holdings Corp.	6,900	40,336
Toray Industries, Inc.	2,000	17,318
Toyota Motor Corp.	5,700	331,471
West Japan Railway Co.	1,100	71,668

		$7,620,691

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	1,738	$21,916

		$21,916

Netherlands — 0.8%
Heineken NV	433	$32,384
ING Groep NV	13,437	193,035
Mylan NV(1)	8,663	329,627
Unilever NV	918	37,236
Wolters Kluwer NV	2,470	94,457

		$686,739

Security	Shares	Value

Norway — 0.1%
Telenor ASA	6,147	$97,445

		$97,445

Peru — 0.1%
Cia de Minas Buenaventura SA ADR	6,870	$94,737

		$94,737

Singapore — 0.8%
ComfortDelGro Corp., Ltd.	29,000	$49,625
DBS Group Holdings, Ltd.	11,511	155,628
Oversea-Chinese Banking Corp., Ltd.	14,000	93,374
Singapore Press Holdings, Ltd.	4,000	9,809
Singapore Telecommunications, Ltd.	96,000	262,800
United Overseas Bank, Ltd.	6,000	89,232

		$660,468

South Korea — 0.2%
Korea Electric Power Corp. ADR(1)	1,696	$31,105
Samsung Electronics Co., Ltd. GDR(3)	46	39,123
SK Telecom Co., Ltd. ADR	3,689	79,313

		$149,541

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	21,400	$145,533
Banco Santander SA	27,282	152,421
CaixaBank SA	22,935	84,068
Endesa SA	4,789	98,761
Iberdrola SA	14,927	93,719
Industria de Diseno Textil SA	4,296	142,092
Mapfre SA	20,834	63,170
Telefonica SA	16,397	158,642

		$938,406

Sweden — 0.5%
Hennes & Mauritz AB, Class B	2,039	$58,340
Nordea Bank AB	11,194	135,137
Svenska Cellulosa AB SCA, Class B	3,256	97,978
Swedbank AB, Class A	4,823	121,950

		$413,405

Switzerland — 3.1%
ABB, Ltd.	4,395	$104,737
Adecco Group AG	745	53,308
Baloise Holding AG	483	62,193

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Nestle SA	9,491	$695,353
Novartis AG	7,820	577,331
Roche Holding AG PC	2,552	604,692
Sonova Holding AG	584	77,325
Swatch Group AG (The)	198	70,172
Swiss Re AG	776	72,516
Swisscom AG	199	87,788
Syngenta AG	448	190,406
Zurich Insurance Group AG	463	133,332

		$2,729,153

United Kingdom — 3.1%
AstraZeneca PLC	2,841	$150,769
Berkeley Group Holdings PLC	1,819	64,246
British American Tobacco PLC	1,598	98,641
Compass Group PLC	8,874	157,931
Diageo PLC	5,386	149,611
GlaxoSmithKline PLC	9,513	183,839
HSBC Holdings PLC	38,827	331,230
Imperial Brands PLC	1,066	49,385
Lloyds Banking Group PLC	261,249	214,277
National Grid PLC	7,102	83,187
Persimmon PLC	2,681	65,299
Randgold Resources, Ltd.	1,410	120,021
Randgold Resources, Ltd. ADR	442	37,544
Reckitt Benckiser Group PLC	1,001	85,891
Rio Tinto PLC	4,235	187,623
Sage Group PLC (The)	5,404	41,795
Segro PLC	13,050	75,807
Shire PLC	4,092	227,825
Smith & Nephew PLC	3,643	54,498
Taylor Wimpey PLC	39,789	84,003
Vodafone Group PLC	96,698	236,865
William Hill PLC	2,901	9,463

		$2,709,750

United States — 47.4%
AES Corp. (The)	3,785	$43,300
Allstate Corp. (The)	1,495	112,439
Ameren Corp.	4,822	253,878
American Electric Power Co., Inc.	1,742	111,593
American Express Co.	12,606	962,846
AmerisourceBergen Corp.	3,860	336,901
Apple, Inc.	21,049	2,554,296
AT&T, Inc.	36,682	1,546,513

Security	Shares	Value

United States (continued)
AvalonBay Communities, Inc.	919	$159,272
Bank of America Corp.	5,356	121,260
BB&T Corp.	2,389	110,348
Bristol-Myers Squibb Co.	9,773	480,441
CalAtlantic Group, Inc.	29,042	1,012,695
Capital One Financial Corp.	3,036	265,316
Cardinal Health, Inc.	6,068	454,857
Cerner Corp.(1)	4,954	266,079
Cisco Systems, Inc.	33,755	1,036,954
Citigroup, Inc.	12,265	684,755
Coca-Cola Co. (The)	15,750	654,727
Comcast Corp., Class A	2,979	224,676
Consolidated Edison, Inc.	4,149	308,478
Costco Wholesale Corp.	3,027	496,277
CVS Health Corp.	6,851	539,927
D.R. Horton, Inc.	13,892	415,510
Dollar General Corp.	13,586	1,002,919
Dollar Tree, Inc.(1)	16,114	1,243,840
Domtar Corp.	3,316	144,876
DTE Energy Co.	1,866	184,062
Duke Energy Corp.	5,858	460,087
Edison International	8,168	595,284
Eli Lilly & Co.	9,514	732,863
Endo International PLC(1)	7,666	93,832
Entergy Corp.	1,833	131,316
Envision Healthcare Corp.(1)	4,187	284,716
Exelon Corp.	6,690	240,037
Express Scripts Holding Co.(1)	3,567	245,695
FirstEnergy Corp.	5,677	172,127
Ford Motor Co.	21,307	263,355
Frontier Communications Corp.	54,432	189,968
General Motors Co.	8,150	298,371
HCP, Inc.	9,107	276,124
International Business Machines Corp.	2,357	411,344
Johnson & Johnson	15,651	1,772,476
Kroger Co. (The)	9,761	331,484
Lennar Corp., Class A	18,013	804,280
LyondellBasell Industries NV, Class A	4,594	428,482
Macy’s, Inc.	9,553	282,196
MasterCard, Inc., Class A	2,200	233,926
McKesson Corp.	2,314	321,993
MDC Holdings, Inc.	8,790	237,682
Medtronic PLC	3,475	264,169
Merck & Co., Inc.	10,563	654,800
Meritage Homes Corp.(1)	5,596	205,653
Microsoft Corp.	13,150	850,147

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Newmont Mining Corp.	10,759	$390,337
NextEra Energy, Inc.	4,308	532,986
NIKE, Inc., Class B	5,203	275,239
Oracle Corp.	17,055	684,076
PepsiCo, Inc.	2,696	279,791
Pfizer, Inc.	57,546	1,825,935
PG&E Corp.	11,208	693,663
Pinnacle West Capital Corp.	2,986	231,803
PNC Financial Services Group, Inc. (The)	885	106,607
PPL Corp.	7,973	277,779
Procter & Gamble Co. (The)	5,156	451,666
Public Service Enterprise Group, Inc.	2,840	125,670
PulteGroup, Inc.	22,680	487,847
QUALCOMM, Inc.	9,674	516,882
Realty Income Corp.	11,729	699,400
Royal Gold, Inc.	2,069	149,320
Southern Co. (The)	8,114	401,075
Sysco Corp.	9,941	521,505
Taylor Morrison Home Corp., Class A(1)	12,281	238,251
Travelers Cos., Inc. (The)	4,617	543,790
Twitter, Inc.(1)	9,581	168,817
U.S. Bancorp	5,491	289,101
United Technologies Corp.	1,478	162,092
Verizon Communications, Inc.	20,095	984,856
Visa, Inc., Class A	2,711	224,227
Wal-Mart Stores, Inc.	20,061	1,338,871
Walgreens Boots Alliance, Inc.	8,975	735,411
Wells Fargo & Co.	7,022	395,549
Welltower, Inc.	7,261	481,404
Weyerhaeuser Co.	8,351	261,637
Xcel Energy, Inc.	4,672	193,047
Zimmer Biomet Holdings, Inc.	2,214	261,983

		$41,442,059

Total Common Stocks (identified cost $62,468,037)		$67,876,759

Exchange-Traded Funds — 9.1%

Security	Shares	Value

Equity Funds — 9.1%
iShares MSCI Australia ETF	20,954	$445,063
iShares MSCI Chile Capped ETF	2,301	89,463
iShares MSCI Emerging Markets ETF	13,067	487,922
iShares MSCI Eurozone ETF	18,227	644,142

Security	Shares	Value

Equity Funds (continued)
iShares MSCI Hong Kong ETF	2,547	$53,563
iShares MSCI Italy Capped ETF	14,425	342,450
iShares MSCI Japan ETF	22,141	1,119,670
iShares MSCI Malaysia ETF	6,748	197,109
iShares MSCI Mexico Capped ETF	3,759	168,441
iShares MSCI Poland Capped ETF	8,035	162,227
iShares MSCI Singapore Capped ETF	4,853	105,650
iShares MSCI South Africa ETF	572	31,380
iShares MSCI South Korea Capped ETF	8,381	485,092
iShares MSCI Switzerland Capped ETF	8,590	263,971
iShares MSCI Taiwan Capped ETF	14,612	460,570
SPDR S&P 500 ETF Trust	757	172,240
VanEck Vectors Gold Miners ETF	106,469	2,547,803
WisdomTree India Earnings Fund	7,142	153,053

Total Exchange-Traded Funds (identified cost $8,051,377)		$7,929,809

Short-Term Investments — 6.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(4)	5,322,747	$5,323,280

Total Short-Term Investments (identified cost $5,323,327)		$5,323,280

Total Investments — 92.9% (identified cost $75,842,741)		$81,129,848

Other Assets, Less Liabilities — 7.1%		$6,216,005

Net Assets — 100.0%		$87,345,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $39,123 or less than 0.05% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	12.7%	$11,118,937
Consumer Discretionary	11.9	10,390,244
Financials	11.8	10,307,192
Consumer Staples	8.8	7,692,802
Information Technology	8.1	7,030,860
Utilities	7.2	6,322,963
Telecommunication Services	6.5	5,665,436
Materials	4.1	3,609,943
Industrials	3.2	2,786,765
Real Estate	2.9	2,519,830
Energy	0.5	431,787

Common Stocks	77.7%	$67,876,759
Exchange-Traded Funds	9.1	7,929,809
Short-Term Investments	6.1	5,323,280

Total Investments	92.9%	$81,129,848

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	689,738	USD	516,185	State Street Bank and Trust Company	3/15/17	$14,097	$—
DKK	1,567,609	USD	224,288	State Street Bank and Trust Company	3/15/17	3,700	—
EUR	6,800,063	USD	7,226,427	State Street Bank and Trust Company	3/15/17	127,141	—
EUR	8,684,948	USD	9,315,710	State Street Bank and Trust Company	3/15/17	76,167	—
EUR	209,238	USD	224,053	State Street Bank and Trust Company	3/15/17	2,217	—
GBP	1,366,568	USD	1,673,822	State Street Bank and Trust Company	3/15/17	46,836	—
GBP	280,585	USD	340,613	State Street Bank and Trust Company	3/15/17	12,674	—
GBP	207,624	USD	254,373	State Street Bank and Trust Company	3/15/17	7,048	—
GBP	129,477	USD	160,373	State Street Bank and Trust Company	3/15/17	2,653	—
GBP	141,797	USD	176,462	State Street Bank and Trust Company	3/15/17	2,076	—
GBP	1,110,385	USD	1,400,800	State Street Bank and Trust Company	3/15/17	—	(2,704)
GBP	1,885,717	USD	2,392,123	State Street Bank and Trust Company	3/15/17	—	(17,800)
HKD	19,664,114	USD	2,534,101	State Street Bank and Trust Company	3/15/17	1,461	—
HKD	12,266,782	USD	1,581,370	State Street Bank and Trust Company	3/15/17	353	—
ILS	634,506	USD	166,703	State Street Bank and Trust Company	3/15/17	1,789	—
JPY	298,547,303	USD	2,583,490	State Street Bank and Trust Company	3/15/17	64,398	—
JPY	80,142,253	USD	695,342	State Street Bank and Trust Company	3/15/17	15,459	—
JPY	202,381,819	USD	1,782,878	State Street Bank and Trust Company	3/15/17	12,095	—
JPY	193,381,519	USD	1,705,279	State Street Bank and Trust Company	3/15/17	9,868	—
JPY	533,026,076	USD	4,722,516	State Street Bank and Trust Company	3/15/17	5,021	—
SEK	1,933,636	USD	219,452	State Street Bank and Trust Company	3/15/17	2,052	—
USD	196,690	AUD	260,627	State Street Bank and Trust Company	3/15/17	—	(776)
USD	226,197	AUD	312,714	State Street Bank and Trust Company	3/15/17	—	(10,734)
USD	1,975,688	AUD	2,644,861	State Street Bank and Trust Company	3/15/17	—	(28,214)
USD	603,401	CAD	792,484	State Street Bank and Trust Company	3/15/17	—	(5,874)
USD	1,407,017	CAD	1,839,577	State Street Bank and Trust Company	3/15/17	—	(7,280)

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	491,274	CAD	649,229	State Street Bank and Trust Company	3/15/17	$—	$(7,863)
USD	814,503	CAD	1,069,671	State Street Bank and Trust Company	3/15/17	—	(7,878)
USD	679,363	CHF	686,978	State Street Bank and Trust Company	3/15/17	—	(16,459)
USD	198,097	DKK	1,370,606	State Street Bank and Trust Company	3/15/17	—	(1,239)
USD	298,597	EUR	278,726	State Street Bank and Trust Company	3/15/17	—	(2,816)
USD	221,384	EUR	212,126	State Street Bank and Trust Company	3/15/17	—	(8,008)
USD	495,788	EUR	468,381	State Street Bank and Trust Company	3/15/17	—	(10,718)
USD	494,118	EUR	474,663	State Street Bank and Trust Company	3/15/17	—	(19,182)
USD	6,111,154	EUR	5,743,642	State Street Bank and Trust Company	3/15/17	—	(100,003)
USD	3,976,924	EUR	3,791,237	State Street Bank and Trust Company	3/15/17	—	(122,908)
USD	3,957,880	EUR	3,791,237	State Street Bank and Trust Company	3/15/17	—	(141,952)
USD	1,532,765	GBP	1,236,460	State Street Bank and Trust Company	3/15/17	—	(24,072)
USD	1,478,472	HKD	11,460,093	State Street Bank and Trust Company	3/15/17	766	—
USD	2,255,517	HKD	17,497,284	State Street Bank and Trust Company	3/15/17	—	(646)
USD	489,118	JPY	55,374,713	State Street Bank and Trust Company	3/15/17	—	(2,014)
USD	232,825	JPY	26,499,706	State Street Bank and Trust Company	3/15/17	—	(2,208)
USD	243,733	JPY	28,671,916	State Street Bank and Trust Company	3/15/17	—	(10,565)
USD	672,852	JPY	79,306,358	State Street Bank and Trust Company	3/15/17	—	(30,535)
USD	2,847,619	JPY	333,807,280	State Street Bank and Trust Company	3/15/17	—	(112,998)
USD	7,973,666	JPY	917,513,051	State Street Bank and Trust Company	3/15/17	—	(163,977)
USD	214,632	MXN	4,392,609	State Street Bank and Trust Company	3/15/17	5,226	—
USD	90,157	NOK	761,478	State Street Bank and Trust Company	3/15/17	—	(2,196)
USD	87,351	PLN	368,174	State Street Bank and Trust Company	3/15/17	—	(4,524)
USD	253,184	SGD	361,370	State Street Bank and Trust Company	3/15/17	—	(3,317)
USD	109,760	ZAR	1,527,516	State Street Bank and Trust Company	3/15/17	—	(2,774)
TWD	1,957,400	USD	61,111	State Street Bank and Trust Company	3/22/17	1,844	—
USD	162,619	BRL	554,710	State Street Bank and Trust Company	3/22/17	—	(11,244)
USD	1,135,001	CNY	7,992,680	State Street Bank and Trust Company	3/22/17	—	(22,817)
USD	329,414	INR	22,568,157	State Street Bank and Trust Company	3/22/17	—	(3,073)
USD	817,262	KRW	975,565,098	State Street Bank and Trust Company	3/22/17	—	(30,057)
USD	155,491	MYR	698,776	State Street Bank and Trust Company	3/22/17	—	(1,828)
USD	752,222	TWD	24,126,780	State Street Bank and Trust Company	3/22/17	—	(23,768)

						$414,941	$(965,021)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini MSCI Emerging Markets Index	57	Long	Mar-17	$2,503,700	$2,608,035	$104,335
Euro Stoxx 50 Index	17	Long	Mar-17	599,118	596,074	(3,044)
FTSE 100 Index	1	Long	Mar-17	89,634	88,975	(659)
Nikkei 225 Index	8	Long	Mar-17	683,519	672,394	(11,125)

						$89,507

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

FTSE 100 Index:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee

JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

20	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 81.2%

Security	Shares	Value

Australia — 5.2%
AGL Energy, Ltd.	1,254	$21,503
Australia and New Zealand Banking Group, Ltd.	720	15,997
Caltex Australia, Ltd.	853	18,512
Coca-Cola Amatil, Ltd.	2,165	16,011
Commonwealth Bank of Australia	303	18,774
CSL, Ltd.	69	5,882
Dexus Property Group	788	5,368
Flight Centre Travel Group, Ltd.	179	4,070
Goodman Group	667	3,503
GPT Group (The)	674	2,394
Insurance Australia Group, Ltd.	4,713	20,626
LendLease Group	207	2,213
Mirvac Group	4,865	7,494
National Australia Bank, Ltd.	755	17,362
Newcrest Mining, Ltd.	3,277	53,740
QBE Insurance Group, Ltd.	1,705	16,176
Rio Tinto, Ltd.	206	10,450
Scentre Group	2,110	7,041
Stockland	897	2,960
Telstra Corp., Ltd.	4,279	16,235
TPG Telecom, Ltd.	1,933	9,496
Vicinity Centres	1,262	2,738
Wesfarmers, Ltd.	1,073	32,779
Westfield Corp.	594	3,960
Westpac Banking Corp.	701	16,876
Woolworths, Ltd.	945	17,636

		$349,796

Belgium — 1.7%
Colruyt SA	173	$8,467
KBC Group NV	728	47,281
Proximus SA	1,053	30,242
UCB SA	394	27,214

		$113,204

Brazil — 0.1%
AMBEV SA ADR	1,143	$6,161
Cia Brasileira de Distribuicao ADR, PFC Shares	124	2,274
Cia Energetica de Minas Gerais ADR	383	1,088

		$9,523

Security	Shares	Value

Chile — 0.1%
Enel Americas SA ADR	336	$3,034
Enel Chile SA ADR	336	1,620

		$4,654

China — 0.9%
Belle International Holdings, Ltd.	2,000	$1,219
China Construction Bank Corp., Class H	6,000	4,448
China Mengniu Dairy Co., Ltd.	2,000	3,733
China Mobile, Ltd.	1,000	11,253
China Shenhua Energy Co., Ltd., Class H	1,000	2,113
China Telecom Corp., Ltd., Class H	4,000	1,889
China Unicom (Hong Kong), Ltd.	4,000	4,721
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,120
Geely Automobile Holdings, Ltd.	5,000	5,910
Guangdong Investment, Ltd.	6,000	7,445
Hengan International Group Co., Ltd.	500	4,094
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,668
Tencent Holdings, Ltd.	200	5,229
Tingyi (Cayman Islands) Holding Corp.	2,000	2,274
Want Want China Holdings, Ltd.	4,000	2,854

		$62,970

Denmark — 1.9%
Coloplast A/S, Class B	426	$30,546
Novo Nordisk A/S, Class B	1,604	57,968
TDC A/S(1)	7,085	37,332

		$125,846

France — 5.2%
AXA SA	245	$6,021
BNP Paribas SA	966	61,797
Compagnie Generale des Etablissements Michelin, Class B	199	21,379
Sanofi	885	71,133
Societe Generale SA	1,093	53,434
Sodexo SA	306	33,838
Total SA	887	44,878
Veolia Environnement SA	859	14,632
Vivendi SA	2,265	41,531

		$348,643

Germany — 7.5%
adidas AG	256	$40,398
Allianz SE	311	52,859
BASF SE	232	22,396

21	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	579	$52,868
Continental AG	179	35,042
Daimler AG	915	68,814
Deutsche Post AG	780	26,181
Deutsche Telekom AG	3,498	61,239
Merck KGaA	445	49,098
Muenchener Rueckversicherungs-Gesellschaft AG	223	41,992
SAP SE	163	14,906
Siemens AG	309	39,972

		$505,765

Hong Kong — 0.6%
AIA Group, Ltd.	4,925	$30,493
CK Hutchison Holdings, Ltd.	1,000	11,985

		$42,478

India — 0.2%
HDFC Bank, Ltd. ADR	122	$8,409
Infosys, Ltd. ADR	237	3,264

		$11,673

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	594	$19,857

		$19,857

Italy — 5.3%
Assicurazioni Generali SpA	4,296	$68,552
Atlantia SpA	671	15,292
CNH Industrial NV	1,340	11,904
Enel SpA	15,049	62,914
ENI SpA	1,712	26,323
Fiat Chrysler Automobiles NV(1)	3,200	35,038
Intesa Sanpaolo SpA	24,097	56,601
Leonardo SpA(1)	594	7,653
Luxottica Group SpA	268	14,390
Telecom Italia SpA(1)	30,810	26,494
UniCredit SpA	1,200	32,748

		$357,909

Japan — 19.7%
Aeon Co., Ltd.	400	$5,781
ANA Holdings, Inc.	8,000	23,762
Asahi Group Holdings, Ltd.	400	14,076
Astellas Pharma, Inc.	1,500	20,133

Security	Shares	Value

Japan (continued)
Bridgestone Corp.	500	$18,338
Central Japan Railway Co.	100	16,159
Chubu Electric Power Co., Inc.	1,500	20,026
Dai-ichi Life Holdings, Inc.	1,460	26,468
Daiichi Sankyo Co., Ltd.	300	6,712
Denso Corp.	300	12,991
East Japan Railway Co.	400	36,223
Electric Power Development Co., Ltd.	400	9,297
FANUC Corp.	100	19,633
Fuji Heavy Industries, Ltd.	700	28,011
Hitachi, Ltd.	2,000	11,451
Honda Motor Co., Ltd.	1,100	32,735
Isuzu Motors, Ltd.	800	10,734
ITOCHU Corp.	900	12,398
Japan Airlines Co., Ltd.	800	25,474
Japan Tobacco, Inc.	900	29,030
Kajima Corp.	4,000	27,879
Kansai Electric Power Co., Inc. (The)(1)	1,800	19,235
Kao Corp.	400	19,794
KDDI Corp.	1,500	40,303
Lawson, Inc.	200	14,599
Marubeni Corp.	1,800	10,952
Mazda Motor Corp.	1,400	20,603
Mitsubishi Corp.	500	11,295
Mitsubishi Electric Corp.	1,000	15,219
Mitsubishi Estate Co., Ltd.	1,000	19,034
Mitsubishi UFJ Financial Group, Inc.	8,900	56,991
Mitsui Fudosan Co., Ltd.	1,000	23,087
Mizuho Financial Group, Inc.	20,100	37,297
MS&AD Insurance Group Holdings, Inc.	300	10,036
Murata Manufacturing Co., Ltd.	100	13,468
Nippon Telegraph & Telephone Corp.	700	30,921
Nissan Motor Co., Ltd.	2,900	28,690
NTT DoCoMo, Inc.	1,500	35,865
Obayashi Corp.	3,000	28,579
ORIX Corp.	900	13,578
Osaka Gas Co., Ltd.	1,000	3,748
Panasonic Corp.	1,500	15,607
Resona Holdings, Inc.	4,925	26,664
Ryohin Keikaku Co., Ltd.	100	18,746
Seven & i Holdings Co., Ltd.	600	23,957
Shimizu Corp.	2,000	18,383
Shin-Etsu Chemical Co., Ltd.	200	17,254
SoftBank Group Corp.	100	7,704
Sompo Holdings, Inc.	300	10,863
Sony Corp.	900	27,250

22	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Sumitomo Corp.	1,100	$13,789
Sumitomo Metal Mining Co., Ltd.	2,000	27,096
Sumitomo Mitsui Financial Group, Inc.	1,100	43,155
Sumitomo Mitsui Trust Holdings, Inc.	640	23,855
Suzuki Motor Corp.	300	11,578
T&D Holdings, Inc.	1,500	22,222
Taisei Corp.	3,000	21,311
Takeda Pharmaceutical Co., Ltd.	300	12,566
Tokio Marine Holdings, Inc.	400	16,678
Tokyo Gas Co., Ltd.	3,000	13,314
Tokyu Fudosan Holdings Corp.	1,100	6,430
Toray Industries, Inc.	1,000	8,659
Toyota Motor Corp.	1,100	63,968
West Japan Railway Co.	200	13,031

		$1,324,685

Mexico — 0.1%
America Movil SAB de CV, Series L ADR	225	$2,837

		$2,837

Netherlands — 2.2%
Heineken NV	251	$18,772
ING Groep NV	3,792	54,476
Unilever NV	1,070	43,401
Wolters Kluwer NV	835	31,932

		$148,581

Norway — 0.5%
Telenor ASA	1,903	$30,167

		$30,167

Peru — 0.1%
Cia de Minas Buenaventura SA ADR	623	$8,591

		$8,591

Singapore — 1.6%
ComfortDelGro Corp., Ltd.	6,000	$10,267
DBS Group Holdings, Ltd.	1,850	25,012
Oversea-Chinese Banking Corp., Ltd.	3,000	20,009
Singapore Press Holdings, Ltd.	1,000	2,452
Singapore Telecommunications, Ltd.	13,000	35,588
United Overseas Bank, Ltd.	1,000	14,872

		$108,200

Security	Shares	Value

South Korea — 0.3%
Korea Electric Power Corp. ADR(1)	219	$4,016
Samsung Electronics Co., Ltd. GDR(2)	6	5,103
SK Telecom Co., Ltd. ADR	526	11,309

		$20,428

Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA	6,599	$44,877
Banco Santander SA	7,770	43,410
CaixaBank SA	5,739	21,036
Endesa SA	1,744	35,966
Iberdrola SA	7,006	43,776
Industria de Diseno Textil SA	1,246	41,212
Mapfre SA	5,126	15,542
Telefonica SA	5,500	53,213

		$299,032

Sweden — 1.8%
Hennes & Mauritz AB, Class B	857	$24,521
Nordea Bank AB	3,185	38,450
Svenska Cellulosa AB SCA, Class B	702	21,124
Swedbank AB, Class A	1,551	39,217

		$123,312

Switzerland — 9.1%
ABB, Ltd.	1,129	$26,905
Adecco Group AG	251	17,960
Baloise Holding AG	130	16,739
Nestle SA	1,967	144,111
Novartis AG	1,573	116,131
Roche Holding AG PC	563	133,402
Sonova Holding AG	198	26,216
Swatch Group AG (The)	56	19,847
Swiss Re AG	78	7,289
Swisscom AG	56	24,704
Syngenta AG	91	38,676
Zurich Insurance Group AG	129	37,149

		$609,129

United Kingdom — 12.3%
AstraZeneca PLC	838	$44,472
Berkeley Group Holdings PLC	637	22,499
British American Tobacco PLC	519	32,037
Compass Group PLC	2,420	43,069
Diageo PLC	1,514	42,056

23	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	3,841	$74,227
HSBC Holdings PLC	9,035	77,077
Imperial Brands PLC	626	29,001
Lloyds Banking Group PLC	65,650	53,846
National Grid PLC	2,607	30,536
Persimmon PLC	838	20,411
Randgold Resources, Ltd.	978	83,248
Reckitt Benckiser Group PLC	454	38,956
Rio Tinto PLC	982	43,505
Sage Group PLC (The)	1,525	11,795
Segro PLC	3,449	20,035
Shire PLC	938	52,224
Smith & Nephew PLC	806	12,057
Taylor Wimpey PLC	12,761	26,941
Vodafone Group PLC	24,307	59,541
William Hill PLC	2,498	8,148

		$825,681

Total Common Stocks (identified cost $5,137,418)		$5,452,961

Exchange-Traded Funds — 8.5%

Security	Shares	Value

Equity Funds — 8.5%
iShares MSCI Australia ETF	3,493	$74,191
iShares MSCI Chile Capped ETF	328	12,753
iShares MSCI Emerging Markets ETF	1,939	72,402
iShares MSCI India ETF	127	3,602
iShares MSCI Malaysia ETF	684	19,980
iShares MSCI Mexico Capped ETF	276	12,367
iShares MSCI Poland Capped ETF	623	12,578
iShares MSCI South Africa ETF	74	4,060
iShares MSCI South Korea Capped ETF	1,065	61,642
iShares MSCI Taiwan Capped ETF	1,482	46,713
VanEck Vectors Gold Miners ETF	9,868	236,141
WisdomTree India Earnings Fund	608	13,029

Total Exchange-Traded Funds (identified cost $569,080)		$569,458

Short-Term Investments — 4.6%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	309,482	$309,513

Total Short-Term Investments (identified cost $309,513)		$309,513

Total Investments — 94.3% (identified cost $6,016,011)		$6,331,932

Other Assets, Less Liabilities — 5.7%		$381,627

Net Assets — 100.0%		$6,713,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $5,103 or 0.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.4%	$1,370,922
Consumer Discretionary	12.7	854,968
Health Care	11.3	759,838
Consumer Staples	8.5	572,978
Telecommunication Services	7.9	531,053
Industrials	7.4	494,138
Materials	4.7	313,615
Utilities	4.3	292,150
Real Estate	1.6	106,257
Energy	1.4	91,826
Information Technology	1.0	65,216

Common Stocks	81.2%	$5,452,961
Exchange-Traded Funds	8.5	569,458
Short-Term Investments	4.6	309,513

Total Investments	94.3%	$6,331,932

24	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CHF	50,176	USD	49,241	State Street Bank and Trust Company	3/15/17	$1,581	$—
CHF	14,904	USD	14,650	State Street Bank and Trust Company	3/15/17	446	—
DKK	72,941	USD	10,436	State Street Bank and Trust Company	3/15/17	172	—
EUR	596,186	USD	633,567	State Street Bank and Trust Company	3/15/17	11,147	—
EUR	765,789	USD	821,406	State Street Bank and Trust Company	3/15/17	6,716	—
EUR	54,250	USD	58,061	State Street Bank and Trust Company	3/15/17	605	—
EUR	12,195	USD	12,799	State Street Bank and Trust Company	3/15/17	388	—
EUR	34,617	USD	37,068	State Street Bank and Trust Company	3/15/17	367	—
EUR	58,393	USD	62,900	State Street Bank and Trust Company	3/15/17	246	—
EUR	36,755	USD	39,527	State Street Bank and Trust Company	3/15/17	220	—
GBP	102,884	USD	126,016	State Street Bank and Trust Company	3/15/17	3,526	—
GBP	20,326	USD	24,675	State Street Bank and Trust Company	3/15/17	918	—
GBP	22,532	USD	27,605	State Street Bank and Trust Company	3/15/17	765	—
GBP	13,212	USD	16,404	State Street Bank and Trust Company	3/15/17	232	—
GBP	12,454	USD	15,499	State Street Bank and Trust Company	3/15/17	182	—
GBP	397,068	USD	503,700	State Street Bank and Trust Company	3/15/17	—	(3,748)
HKD	6,667,908	USD	859,289	State Street Bank and Trust Company	3/15/17	495	—
HKD	5,484,449	USD	707,027	State Street Bank and Trust Company	3/15/17	158	—
ILS	175,248	USD	46,043	State Street Bank and Trust Company	3/15/17	494	—
JPY	23,540,855	USD	203,712	State Street Bank and Trust Company	3/15/17	5,078	—
JPY	22,149,399	USD	195,125	State Street Bank and Trust Company	3/15/17	1,324	—
JPY	22,117,117	USD	195,033	State Street Bank and Trust Company	3/15/17	1,129	—
JPY	5,329,171	USD	46,238	State Street Bank and Trust Company	3/15/17	1,028	—
JPY	27,191,974	USD	240,916	State Street Bank and Trust Company	3/15/17	256	—
NOK	166,953	USD	19,767	State Street Bank and Trust Company	3/15/17	481	—
NZD	17,978	USD	12,876	State Street Bank and Trust Company	3/15/17	298	—
SEK	505,625	USD	57,384	State Street Bank and Trust Company	3/15/17	536	—
USD	50,122	AUD	66,609	State Street Bank and Trust Company	3/15/17	—	(345)
USD	322,739	AUD	432,051	State Street Bank and Trust Company	3/15/17	—	(4,609)
USD	13,863	CAD	18,205	State Street Bank and Trust Company	3/15/17	—	(134)
USD	44,473	CAD	58,409	State Street Bank and Trust Company	3/15/17	—	(433)
USD	37,103	CAD	49,032	State Street Bank and Trust Company	3/15/17	—	(594)
USD	28,826	CHF	28,839	State Street Bank and Trust Company	3/15/17	—	(384)
USD	17,342	CHF	17,786	State Street Bank and Trust Company	3/15/17	—	(673)
USD	162,107	CHF	163,924	State Street Bank and Trust Company	3/15/17	—	(3,927)
USD	27,103	DKK	187,524	State Street Bank and Trust Company	3/15/17	—	(169)
USD	31,531	EUR	30,050	State Street Bank and Trust Company	3/15/17	—	(965)
USD	114,729	EUR	110,212	State Street Bank and Trust Company	3/15/17	—	(4,454)
USD	312,336	EUR	297,753	State Street Bank and Trust Company	3/15/17	—	(9,653)
USD	626,923	EUR	589,221	State Street Bank and Trust Company	3/15/17	—	(10,259)
USD	310,840	EUR	297,753	State Street Bank and Trust Company	3/15/17	—	(11,148)
USD	35,403	GBP	28,063	State Street Bank and Trust Company	3/15/17	68	—
USD	11,347	GBP	9,000	State Street Bank and Trust Company	3/15/17	15	—
USD	16,820	GBP	13,580	State Street Bank and Trust Company	3/15/17	—	(278)
USD	123,116	GBP	99,316	State Street Bank and Trust Company	3/15/17	—	(1,934)
USD	694,451	HKD	5,382,906	State Street Bank and Trust Company	3/15/17	360	—

25	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,444	HKD	88,837	State Street Bank and Trust Company	3/15/17	$—	$(11)
USD	680,665	HKD	5,280,295	State Street Bank and Trust Company	3/15/17	—	(195)
USD	10,270	JPY	1,210,482	State Street Bank and Trust Company	3/15/17	—	(466)
USD	37,826	JPY	4,429,209	State Street Bank and Trust Company	3/15/17	—	(1,458)
USD	201,300	JPY	23,597,081	State Street Bank and Trust Company	3/15/17	—	(7,988)
USD	392,358	JPY	45,147,776	State Street Bank and Trust Company	3/15/17	—	(8,069)
USD	12,103	MXN	247,691	State Street Bank and Trust Company	3/15/17	295	—
USD	19,692	SGD	27,903	State Street Bank and Trust Company	3/15/17	—	(114)
USD	11,220	ZAR	156,152	State Street Bank and Trust Company	3/15/17	—	(284)
CNY	62,915	USD	8,943	State Street Bank and Trust Company	3/22/17	171	—
CNY	45,000	USD	6,493	State Street Bank and Trust Company	3/22/17	26	—
USD	13,322	BRL	45,443	State Street Bank and Trust Company	3/22/17	—	(921)
USD	8,460	CLP	5,708,917	State Street Bank and Trust Company	3/22/17	—	(314)
USD	101,887	CNY	717,488	State Street Bank and Trust Company	3/22/17	—	(2,048)
USD	32,846	INR	2,250,278	State Street Bank and Trust Company	3/22/17	—	(306)
USD	89,238	KRW	106,523,628	State Street Bank and Trust Company	3/22/17	—	(3,282)
USD	16,145	MYR	72,555	State Street Bank and Trust Company	3/22/17	—	(190)
USD	49,433	TWD	1,585,512	State Street Bank and Trust Company	3/22/17	—	(1,562)

						$39,723	$(80,915)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini MSCI Emerging Markets Index	1	Long	Mar-17	$43,962	$45,756	$1,794
Euro Stoxx 50 Index	4	Long	Mar-17	141,747	140,252	(1,495)

						$299

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

26	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee

JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Statements of Assets and Liabilities (Unaudited)

	January 31, 2017
Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
Unaffiliated investments, at value (identified cost, $4,639,721, $70,519,414 and $5,706,498, respectively)	$4,528,864	$75,806,568	$6,022,419
Affiliated investment, at value (identified cost, $477,785, $5,323,327 and $309,513, respectively)	477,760	5,323,280	309,513
Cash	35,412	2,651,106	167,670
Restricted cash*	13,200	798,277	12,413
Foreign currency, at value (identified cost, $66,910, $3,309,353 and $198,749, respectively)	68,635	3,352,918	200,482
Dividends receivable	8,349	70,687	3,918
Dividends receivable from affiliated investment	301	3,027	150
Receivable for investments sold	27,633	925,598	146,754
Receivable for Fund shares sold	—	137,358	—
Receivable for variation margin on open financial futures contracts	424	33,548	787
Receivable for open forward foreign currency exchange contracts	63,709	414,941	39,723
Tax reclaims receivable	—	63,185	17,747
Receivable from affiliates	14,742	13,922	4,694
Total assets	$5,239,029	$89,594,415	$6,926,270

Liabilities
Payable for investments purchased	$25,141	$1,153,118	$83,395
Payable for Fund shares redeemed	2,382	21,466	1,188
Payable for open forward foreign currency exchange contracts	59,050	965,021	80,915
Payable to affiliates:
Investment adviser and administration fee	4,230	57,629	4,532
Distribution and service fees	125	4,513	218
Accrued expenses	47,282	46,815	42,463
Total liabilities	$138,210	$2,248,562	$212,711
Net Assets	$5,100,819	$87,345,853	$6,713,559

Sources of Net Assets
Paid-in capital	$6,075,683	$81,075,589	$6,940,877
Accumulated net realized gain (loss)	(739,279)	959,701	(532,327)
Accumulated undistributed (distributions in excess of) net investment income	(138,962)	443,444	29,318
Net unrealized appreciation (depreciation)	(96,623)	4,867,119	275,691
Total	$5,100,819	$87,345,853	$6,713,559

Class A Shares
Net Assets	$606,354	$11,821,292	$1,043,639
Shares Outstanding	71,789	986,800	98,865
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.45	$11.98	$10.56
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.97	$12.71	$11.20

Class C Shares
Net Assets	$—	$2,319,788	$—
Shares Outstanding	—	194,250	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$11.94	$—

Class I Shares
Net Assets	$4,494,465	$73,204,773	$5,669,920
Shares Outstanding	528,531	6,104,885	535,515
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.50	$11.99	$10.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2017
Investment Income	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
Dividends (net of foreign taxes, $4,032, $12,716 and $3,004, respectively)	$27,378	$767,389	$60,709
Interest allocated from/dividends from affiliated investment	848	13,329	745
Expenses allocated from affiliated investment	(3)	(93)	(8)
Total investment income	$28,223	$780,625	$61,446

Expenses
Investment adviser and administration fee	$26,067	$294,032	$26,305
Distribution and service fees
Class A	874	12,169	1,109
Class C	—	2,941	—
Trustees’ fees and expenses	395	2,655	445
Custodian fee	31,183	49,252	31,365
Transfer and dividend disbursing agent fees	845	1,575	1,389
Legal and accounting services	22,979	25,464	20,107
Printing and postage	2,504	5,172	3,121
Registration fees	16,972	25,647	15,827
Miscellaneous	6,752	11,321	3,529
Total expenses	$108,571	$430,228	$103,197
Deduct —
Allocation of expenses to affiliates	$76,417	$70,832	$70,782
Total expense reductions	$76,417	$70,832	$70,782

Net expenses	$32,154	$359,396	$32,415

Net investment income (loss)	$(3,931)	$421,229	$29,031

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(161,491)	$1,784,856	$(23,206)
Investment transactions in/allocated from affiliated investment	41	526	47
Financial futures contracts	1,605	782,498	37,405
Foreign currency and forward foreign currency exchange contract transactions	121,368	455,958	3,070
Net realized gain (loss)	$(38,477)	$3,023,838	$17,316
Change in unrealized appreciation (depreciation) —
Investments	$108,580	$(2,078,787)	$53,084
Investments — affiliated investment	(25)	(47)	—
Financial futures contracts	(4,227)	(75,575)	(16,774)
Foreign currency and forward foreign currency exchange contracts	(8,473)	(267,698)	(11,926)
Net change in unrealized appreciation (depreciation)	$95,855	$(2,422,107)	$24,384

Net realized and unrealized gain	$57,378	$601,731	$41,700

Net increase in net assets from operations	$53,447	$1,022,960	$70,731

29	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Statements of Changes in Net Assets

	Six Months Ended January 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
From operations —
Net investment income (loss)	$(3,931)	$421,229	$29,031
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency and forward foreign currency exchange contract transactions	(38,477)	3,023,838	17,316
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	95,855	(2,422,107)	24,384
Net increase in net assets from operations	$53,447	$1,022,960	$70,731
Distributions to shareholders —
From net investment income
Class A	$(16,481)	$(48,263)	$(15,359)
Class C	—	(14,706)	—
Class I	(111,754)	(443,903)	(111,561)
From net realized gain
Class A	—	(314,703)	—
Class C	—	(68,565)	—
Class I	—	(2,049,405)	—
Total distributions to shareholders	$(128,235)	$(2,939,545)	$(126,920)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$131,708	$6,248,265	$326,592
Class C	—	2,330,530	—
Class I	87,422	21,481,519	37,014
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	16,434	362,966	15,353
Class C	—	83,271	—
Class I	5,267	834,539	7,520
Cost of shares redeemed
Class A	(220,971)	(1,582,211)	(111,261)
Class C	—	(12,873)	—
Class I	(2,382)	(4,671,601)	(23,958)
Net increase in net assets from Fund share transactions	$17,478	$25,074,405	$251,260

Net increase (decrease) in net assets	$(57,310)	$23,157,820	$195,071

Net Assets
At beginning of period	$5,158,129	$64,188,033	$6,518,488
At end of period	$5,100,819	$87,345,853	$6,713,559

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(138,962)	$443,444	$29,318

30	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$59,571	$1,034,668	$134,703
Net realized gain (loss) from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	(493,030)	1,246,013	(435,826)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	263,962	2,806,789	(185,865)
Net increase (decrease) in net assets from operations	$(169,497)	$5,087,470	$(486,988)
Distributions to shareholders —
From net investment income
Class A	$—	$(141,512)	$(3,728)
Class I	—	(1,327,793)	(57,139)
From net realized gain
Class A	—	(282,426)	(7,532)
Class I	—	(2,283,959)	(76,634)
Total distributions to shareholders	$—	$(4,035,690)	$(145,033)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$211,919	$3,407,908	$183,381
Class I	209,848	10,193,573	1,375,836
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	423,938	11,184
Class I	—	850,285	39,612
Cost of shares redeemed
Class A	(105,995)	(5,810,211)	(218,864)
Class I	(363,353)	(12,950,970)	(3,955,914)
Net decrease in net assets from Fund share transactions	$(47,581)	$(3,885,477)	$(2,564,765)

Net decrease in net assets	$(217,078)	$(2,833,697)	$(3,196,786)

Net Assets
At beginning of year	$5,375,207	$67,021,730	$9,715,274
At end of year	$5,158,129	$64,188,033	$6,518,488

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(6,796)	$529,087	$127,207

31	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights

	Emerging Markets Equity Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2013(1)
			2016	2015	2014
Net asset value — Beginning of period	$8.550		$8.820	$10.940	$9.720	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.017)		$0.084	$0.067	$0.082	$0.123
Net realized and unrealized gain (loss)	0.112		(0.354)	(1.810)	1.258	(0.325)

Total income (loss) from operations	$0.095		$(0.270)	$(1.743)	$1.340	$(0.202)

Less Distributions
From net investment income	$(0.195)		$—	$(0.104)	$—	$(0.052)
From net realized gain	—		—	(0.273)	(0.120)	(0.026)

Total distributions	$(0.195)		$—	$(0.377)	$(0.120)	$(0.078)

Net asset value — End of period	$8.450		$8.550	$8.820	$10.940	$9.720

Total Return(3)(4)	1.22	%(5)	(3.06)%	(16.05)%	13.75%	(2.09	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$606		$696	$610	$636	$186
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(6)	1.45%	1.65%	1.75%	1.75	%(6)
Net investment income (loss)	(0.39	)%(6)	1.05%	0.68%	0.79%	1.32	%(6)
Portfolio Turnover	29	%(5)	39%	77%	62%	52	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.93%, 2.87%, 2.28%, 1.92% and 2.74% of average daily net assets for the six months ended January 31, 2017, the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

32	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights — continued

	Emerging Markets Equity Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2013(1)
			2016	2015	2014
Net asset value — Beginning of period	$8.610		$8.870	$10.990	$9.740	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.005)		$0.100	$0.087	$0.087	$0.089
Net realized and unrealized gain (loss)	0.108		(0.360)	(1.809)	1.283	(0.267)

Total income (loss) from operations	$0.103		$(0.260)	$(1.722)	$1.370	$(0.178)

Less Distributions
From net investment income	$(0.213)		$—	$(0.125)	$—	$(0.056)
From net realized gain	—		—	(0.273)	(0.120)	(0.026)

Total distributions	$(0.213)		$—	$(0.398)	$(0.120)	$(0.082)

Net asset value — End of period	$8.500		$8.610	$8.870	$10.990	$9.740

Total Return(3)(4)	1.32	%(5)	(2.93)%	(15.78)%	14.03%	(1.85	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,494		$4,462	$4,765	$6,091	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.20	%(6)	1.20%	1.40%	1.50%	1.50	%(6)
Net investment income (loss)	(0.11	)%(6)	1.24%	0.88%	0.83%	0.94	%(6)
Portfolio Turnover	29	%(5)	39%	77%	62%	52	%(5)

(1)	For the period from the start of business, August 29, 2012 to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.93%, 2.87%, 2.25%, 1.92% and 2.74% of average daily net assets for the six months ended January 31, 2017, the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

33	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights — continued

	Global Equity Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,					Period Ended July 31, 2013(1)
			2016		2015		2014
Net asset value — Beginning of period	$12.290		$12.120		$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.055		$0.163		$0.153		$0.199	$0.129
Net realized and unrealized gain	0.073		0.716		0.361		1.050	1.396	(3)

Total income from operations	$0.128		$0.879		$0.514		$1.249	$1.525

Less Distributions
From net investment income	$(0.058)		$(0.237)		$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.380)		(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.438)		$(0.709)		$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$11.980		$12.290		$12.120		$12.160	$11.400

Total Return(4)	1.04	%(5)(6)	7.95	%(6)	4.30	%(6)	11.12%	15.41	%(3)(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,821		$7,041		$8,861		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.18	%(6)(7)	1.20	%(6)	1.30	%(6)	1.40%	1.40	%(6)(7)
Net investment income	0.91	%(7)	1.42%		1.26%		1.68%	1.26	%(7)
Portfolio Turnover	46	%(5)	83%		87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.19%, 0.13% and 0.21% of average daily net assets for the six months ended January 31, 2017, the years ended July 31, 2016 and 2015 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

34	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights — continued

	Global Equity Fund — Class C
	Period Ended January 31, 2017 (Unaudited)(1)
Net asset value — Beginning of period	$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.000	)(3)
Net realized and unrealized gain	0.481

Total income from operations	$0.481

Less Distributions
From net investment income	$(0.081)
From net realized gain	(0.380)

Total distributions	$(0.461)

Net asset value — End of period	$11.940

Total Return(4)(5)	4.03	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,320
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(7)
Net investment loss	(0.01	)%(7)
Portfolio Turnover	46	%(6)(8)

(1)	For the period from the start of business, December 1, 2016, to January 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.19% of average daily net assets for the period from the start of business, December 1, 2016, to January 31, 2017). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Annualized.

(8)	For the six months ended January 31, 2017.

35	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights — continued

	Global Equity Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,					Period Ended July 31, 2013(1)
			2016		2015		2014
Net asset value — Beginning of period	$12.310		$12.150		$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.072		$0.191		$0.188		$0.227	$0.172
Net realized and unrealized gain	0.070		0.715		0.353		1.055	1.383	(3)

Total income from operations	$0.142		$0.906		$0.541		$1.282	$1.555

Less Distributions
From net investment income	$(0.082)		$(0.274)		$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.380)		(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.462)		$(0.746)		$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$11.990		$12.310		$12.150		$12.200	$11.430

Total Return(4)	1.15	%(5)(6)	8.21	%(6)	4.53	%(6)	11.40%	15.71	%(3)(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,205		$57,147		$58,161		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	0.93	%(6)(7)	0.95	%(6)	1.02	%(6)	1.15%	1.15	%(6)(7)
Net investment income	1.19	%(7)	1.66%		1.54%		1.91%	1.72	%(7)
Portfolio Turnover	46	%(5)	83%		87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.19%, 0.14% and 0.21% of average daily net assets for the six months ended January 31, 2017, the years ended July 31, 2016 and 2015 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

36	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights — continued

	International Equity Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2013(1)
			2016	2015	2014
Net asset value — Beginning of period	$10.640		$11.180	$11.660	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.034		$0.160	$0.160	$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	0.071		(0.538)	(0.268)	0.845		1.118	(4)

Total income (loss) from operations	$0.105		$(0.378)	$(0.108)	$1.164		$1.354

Less Distributions
From net investment income	$(0.185)		$(0.054)	$(0.219)	$(0.256)		$(0.066)
From net realized gain	—		(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.185)		$(0.162)	$(0.372)	$(0.724)		$(0.134)

Net asset value — End of period	$10.560		$10.640	$11.180	$11.660		$11.220

Total Return(5)(6)	1.02	%(7)	(3.31)%	(0.70)%	10.34%		13.75	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,044		$818	$883	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.20	%(8)	1.20%	1.31%	1.40%		1.40	%(8)
Net investment income	0.65	%(8)	1.55%	1.43%	2.74	%(3)	2.34	%(8)
Portfolio Turnover	51	%(7)	88%	95%	69%		97	%(7)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.15%, 1.88%, 1.62%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2017, the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Annualized.

37	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Financial Highlights — continued

	International Equity Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2013(1)
			2016	2015	2014
Net asset value — Beginning of period	$10.680		$11.230	$11.700	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.049		$0.177	$0.176	$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	0.070		(0.538)	(0.250)	0.864		1.209	(4)

Total income (loss) from operations	$0.119		$(0.361)	$(0.074)	$1.185		$1.390

Less Distributions
From net investment income	$(0.209)		$(0.081)	$(0.243)	$(0.267)		$(0.072)
From net realized gain	—		(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.209)		$(0.189)	$(0.396)	$(0.735)		$(0.140)

Net asset value — End of period	$10.590		$10.680	$11.230	$11.700		$11.250

Total Return(5)(6)	1.15	%(7)	(3.13)%	(0.48)%	10.70%		14.02	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,670		$5,701	$8,832	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.95	%(8)	0.95%	1.08%	1.15%		1.15	%(8)
Net investment income	0.92	%(8)	1.70%	1.57%	2.75	%(3)	1.84	%(8)
Portfolio Turnover	51	%(7)	88%	95%	69%		97	%(7)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.15%, 1.88%, 1.61%, 1.71% and 3.18% of average daily net assets for six months ended January 31, 2017, the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Annualized.

38	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (Emerging Markets Equity Fund), Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. The Emerging Markets Equity Fund and International Equity Fund each offers two classes of shares. The Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Funds’ investment in Cash Reserves Fund reflected the Funds’ proportionate interest in its net assets and the Funds recorded their pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are

39

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax

40

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2016, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Emerging Markets Equity Fund	International Equity Fund

Deferred capital losses
Short-term	$275,561	$305,447
Long-term	$392,829	$167,967

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Aggregate cost	$5,138,206	$76,372,717	$6,097,345

Gross unrealized appreciation	$433,479	$6,962,073	$480,965
Gross unrealized depreciation	(565,061)	(2,204,942)	(246,378)

Net unrealized appreciation (depreciation)	$(131,582)	$4,757,131	$234,587

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Up to $500 million	1.00%	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the six months ended January 31, 2017, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$26,067	$294,032	$26,305
Effective Annual Rate	1.00%	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

41

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% of Emerging Markets Equity Fund’s average daily net assets for Class A and Class I, respectively, 1.18%, 1.93% and 0.93% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.20% and 0.95% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2017. Pursuant to these agreements, EVM and Hexavest were allocated $76,417, $70,832 and $70,782 in total of operating expenses of Emerging Markets Equity Fund, Global Equity Fund and International Equity Fund, respectively, for the six months ended January 31, 2017.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2017 were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$145	$490	$207
EVD’s Class A Sales Charges	$205	$2,349	$665

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2017 for Class A shares amounted to the following:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$874	$12,169	$1,109

The Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2017, Global Equity Fund paid or accrued to EVD $2,206 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2017 amounted to $735 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

42

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. For the six months ended January 31, 2017, the Funds were informed that EVD received no CDSCs paid by Class C shareholders and approximately the following amounts of CDSCs paid by Class A shareholders:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Class A	$—	$20	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2017 were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Purchases	$1,297,422	$48,440,092	$3,214,336

Sales	$1,347,650	$29,233,420	$3,049,494

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Emerging Markets Equity Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class I

Sales	15,587	10,144
Issued to shareholders electing to receive payments of distributions in Fund shares	2,036	648
Redemptions	(27,203)	(280)

Net increase (decrease)	(9,580)	10,512

	Year Ended July 31, 2016
	Class A	Class I

Sales	26,319	26,201
Redemptions	(14,074)	(45,595)

Net increase (decrease)	12,245	(19,394)

43

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

At January 31, 2017, EVM owned 83.2% of the value of the outstanding shares of Emerging Markets Equity Fund.

Global Equity Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class C(1)	Class I

Sales	514,927	188,328	1,780,219
Issued to shareholders electing to receive payments of distributions in Fund shares	30,272	6,963	69,545
Redemptions	(131,229)	(1,041)	(386,937)

Net increase	413,970	194,250	1,462,827

		Year Ended July 31, 2016
		Class A	Class I

Sales		304,650	904,184
Issued to shareholders electing to receive payments of distributions in Fund shares		38,645	77,510
Redemptions		(501,515)	(1,127,016)

Net decrease		(158,220)	(145,322)

(1)	For the period from the start of business, December 1, 2016, to January 31, 2017.

At January 31, 2017, an Eaton Vance mutual fund, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 64.7% of the value of the outstanding shares of Global Equity Fund.

International Equity Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class I

Sales	31,193	3,488
Issued to shareholders electing to receive payments of distributions in Fund shares	1,483	725
Redemptions	(10,637)	(2,325)

Net increase	22,039	1,888

	Year Ended July 31, 2016
	Class A	Class I

Sales	17,939	129,594
Issued to shareholders electing to receive payments of distributions in Fund shares	1,104	3,899
Redemptions	(21,190)	(386,406)

Net decrease	(2,147)	(252,913)

At January 31, 2017, EVM owned 78.7% of the value of the outstanding shares of International Equity Fund.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in

44

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2017 is included in the Portfolio of Investments. At January 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk:  The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At January 31, 2017, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

$59,050	$965,021	$80,915

The aggregate fair value of assets pledged as collateral by Global Equity Fund for such liability was $590,000 at January 31, 2017.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

45

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

Emerging Markets Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$7,485	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	$63,709	(2)	$(59,050	)(3)

Total		$71,194		$(59,050)

Derivatives not subject to master netting or similar agreement		$7,485		$—

Total Derivatives subject to master netting or similar agreement		$63,709		$(59,050)

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$104,335	(1)	$(14,828	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	414,941	(2)	(965,021	)(3)

Total		$519,276		$(979,849)

Derivatives not subject to master netting or similar agreement		$104,335		$(14,828)

Total Derivatives subject to master netting or similar agreement		$414,941		$(965,021)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$1,794	(1)	$(1,495	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	39,723	(2)	(80,915	)(3)

Total		$41,517		$(82,410)

Derivatives not subject to master netting or similar agreement		$1,794		$(1,495)

Total Derivatives subject to master netting or similar agreement		$39,723		$(80,915)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

46

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of January 31, 2017.

Emerging Markets Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$63,709	$(59,050)	$—	$—	$4,659

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(59,050)	$59,050	$—	$—	$—

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$414,941	$(414,941)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(965,021)	$414,941	$—	$550,080	$—

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$39,723	$(39,723)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(80,915)	$39,723	$—	$—	$(41,192)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

47

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended January 31, 2017 was as follows:

Emerging Markets Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,605	$(4,227)
Foreign Exchange	Forward foreign currency exchange contracts	129,753	(8,731)

Total		$131,358	$(12,958)

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$782,498	$(75,575)
Foreign Exchange	Forward foreign currency exchange contracts	535,291	(313,802)

Total		$1,317,789	$(389,377)

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$37,405	$(16,774)
Foreign Exchange	Forward foreign currency exchange contracts	15,122	(9,393)

Total		$52,527	$(26,167)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amount of other derivative contracts outstanding during the six months ended January 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$215,000	$4,230,000	$149,000
Forward Foreign Currency Exchange Contracts	$3,960,000	$48,944,000	$6,038,000

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the

48

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2017.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Emerging Markets Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$395,992	$2,798,629	$—	$3,194,621
Emerging Europe	—	351,725	—	351,725
Latin America	413,380	—	—	413,380
Middle East/Africa	—	164,391	—	164,391

Total Common Stocks	$809,372	$3,314,745 *	$—	$4,124,117

Exchange-Traded Funds	$404,747	$—	$—	$404,747
Short-Term Investments	—	477,760	—	477,760

Total Investments	$1,214,119	$3,792,505	$—	$5,006,624

Forward Foreign Currency Exchange Contracts	$—	$63,709	$—	$63,709
Futures Contracts	7,485	—	—	7,485

Total	$1,221,604	$3,856,214	$—	$5,077,818

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(59,050)	$—	$(59,050)

Total	$—	$(59,050)	$—	$(59,050)

49

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$283,291	$10,942,601	$—	$11,225,892
Developed Europe	367,171	13,027,396	—	13,394,567
Developed Middle East	57,567	—	—	57,567
Latin America	239,827	—	—	239,827
North America	42,958,906	—	—	42,958,906

Total Common Stocks	$43,906,762	$23,969,997 *	$—	$67,876,759

Exchange-Traded Funds	$7,929,809	$—	$—	$7,929,809
Short-Term Investments	—	5,323,280	—	5,323,280

Total Investments	$51,836,571	$29,293,277	$—	$81,129,848

Forward Foreign Currency Exchange Contracts	$—	$414,941	$—	$414,941
Futures Contracts	104,335	—	—	104,335

Total	$51,940,906	$29,708,218	$—	$81,649,124

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(965,021)	$—	$(965,021)
Futures Contracts	(11,125)	(3,703)	—	(14,828)

Total	$(11,125)	$(968,724)	$—	$(979,849)

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$32,101	$1,888,129	$—	$1,920,230
Developed Europe	—	3,487,269	—	3,487,269
Developed Middle East	19,857	—	—	19,857
Latin America	25,605	—	—	25,605

Total Common Stocks	$77,563	$5,375,398 *	$—	$5,452,961

Exchange-Traded Funds	$569,458	$—	$—	$569,458
Short-Term Investments	—	309,513	—	309,513

Total Investments	$647,021	$5,684,911	$—	$6,331,932

Forward Foreign Currency Exchange Contracts	$—	$39,723	$—	$39,723
Futures Contracts	1,794	—	—	1,794

Total	$648,815	$5,724,634	$—	$6,373,449

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(80,915)	$—	$(80,915)
Futures Contracts	—	(1,495)	—	(1,495)

Total	$—	$(82,410)	$—	$(82,410)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

50

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The Funds held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended for Emerging Markets Equity Fund. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended were not signifcant for Global Equity Fund and International Equity Fund.

12  Plan of Liquidation and Termination

On February 8, 2017, the Trustees of Emerging Markets Equity Fund (the Fund) approved a Plan of Liquidation and Termination for the Fund. On February 28, 2017, the Fund discontinued sales of its shares to new investors, with limited exceptions. Effective March 24, 2017, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about March 31, 2017.

51

Eaton Vance

Hexavest Equity Funds

January 31, 2017

Officers and Trustees

Officers of Eaton Vance Hexavest Equity Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Equity Funds

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21088    1.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: March 24, 2017